CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Current assets
Cash and cash equivalents	$ 63,149	$ 217,612
Restricted cash	89,225	26,552,715
Trade and other receivables	116,228,901	120,374,988
Inventories	5,880,881	9,751,596
Total current assets	122,262,156	156,896,911
Non-current assets
Property, plant and equipment, net	51,064,565	65,260,454
Land use rights	2,125,665	2,833,833
Deferred tax assets	691,764	733,588
Total Non current assets	53,881,994	68,827,875
Total assets	176,144,150	225,724,786
Current liabilities
Trade and other payables	21,194,399	45,279,369
Advances from customers	6,225,058	2,233,691
Bank borrowings	68,313,619	73,986,211
Income tax payables	191,284	962,072
Deferred tax liabilities	667,851	1,948,948
Dividends payable	35,000,000	35,000,000
Warrants liabilities	1,049,847	7,906,529
Total current liabilities	132,642,058	167,316,820
Total liabilities	132,642,058	167,316,820
Capital and reserves
Ordinary shares, $0.0001 par value per share, 150,000,000 shares authorized 9,618,852 and 8,720,994 shares issued and outstanding at June 30, 2016 and 2015 respectively	962	872
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital	45,540,719	41,427,773
Statutory reserves	7,180,500	7,180,500
Accumulated losses	(6,962,585)	(206,982)
Accumulated other comprehensive income	(2,257,504)	10,005,803
Total equity	45,502,092	58,407,966
Total liabilities and equity	$ 176,144,150	$ 225,724,786